Cover	Feb. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 10, 2023
Entity File Number	001-39132
Entity Registrant Name	EVmo, Inc.
Entity Central Index Key	0001691077
Entity Tax Identification Number	81-3028414
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2301 North Sepulveda Boulevard
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	(310)
Local Phone Number	926-2643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false